LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2021
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

11. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	March 31,	March 31,
	2020	2021
	RMB	RMB

Equity investments accounted for using the equity method
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	270,696	—
Beijing Gangjian Shoubao Cultural Media Center LLP (“Gangjian Shoubao”)	4,500	4,500
Weiche Information Technology Co., Ltd. (“Weiche”)	1,566	1,167
	276,762	5,667

Equity investments accounted for using the measurement alternative
Jincheng	—	282,761

Total long-term investments	276,762	288,428

Major investments of the Company during the three months ended March 31, 2020, and the fiscal year ended March 31, 2021 are summarized as follows:

Equity investments accounted for using the equity method

Investment in Jincheng

In September 2017, the Company invested in Jincheng, a professional consumer financial service company. The Company acquired 19% ordinary equity interest with a total consideration of RMB 233.0 million. The Company exercises significant influence in Jincheng and therefore accounted for this as a long-term investment using equity method. In early 2021, as the Group completed the divesture of its historical loan-facilitation business and, the Group proposed to Jincheng its desire to give up its board seat in Jincheng. The administration process was completed in March 2021. After that, the Group could no longer execute significant influence over Jincheng. The Group accounted for the investment using an alternative method measurement.

Investment in Gangjian Shoubao

In April 2019, the Company invested in Gangjian Shoubao, focusing on advertising and media business. The Company is one of the limited partners and does not have control of the partnership. The investee has not started to operate yet.

Investment in Weiche

In May 2018, the Company invested in Weiche, a professional information technology company focusing on technology development and technology consulting service. The Company acquired 40% ordinary equity interest with a total consideration of RMB 3 million. The Company exercises significant influence in Weiche and therefore accounts for this as a long-term investment using equity method.

11. LONG-TERM INVESTMENTS (CONTINUED)

Equity investments accounted for using the measurement alternative

The Group does not have significant influence over these equity investments which do not have readily determinable market value, and therefore accounted for these investments using a measurement alternative.